AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
                               VARIABLE ACCOUNT II
                               EXECUTIVE ADVANTAGE(r)
                             GROUP FLEXIBLE PREMIUM
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                      THE UNITED STATES LIFE INSURANCE COMPANY
                             IN THE CITY OF NEW YORK
                               SEPARATE ACCOUNT USL B
                                EXECUTIVE ADVANTAGE(r)
                               GROUP FLEXIBLE PREMIUM
                     VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                       SUPPLEMENT DATED DECEMBER 14, 2012
                   TO POLICY PROSPECTUSES, AS SUPPLEMENTED


     Effective December 14, 2012, American General Life Insurance Company Delaware and The United States Life Insurance Company in the City of New York (collectively, the "Companies") are amending their Executive Advantage group flexible premium variable universal life insurance Policies (the "Policies") prospectuses for the sole purpose of describing a change in the availability of the AllianceBernstein VPS Small Cap Growth Portfolio (the "Portfolio") as an investment option under the Policies.

     Beginning December 14, 2012, the Portfolio will no longer be offered as an investment option under the Policies.

     For a period of time, the respective Companies may provide you with confirmations, statements and other reports that contain the names of this formerly available Portfolio.

     If you have any questions, please contact our Administrative Center at 1-302-575-5245.